financial instruments - Derivatives (Details)	12 Months Ended
	Dec. 31, 2017 CAD CAD / $	Dec. 31, 2016 CAD CAD / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	CAD 18,000,000	CAD 11,000,000
Current Liabilities, Fair value and carrying value	CAD 33,000,000	CAD 12,000,000
Derivatives | HFH
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	CAD 18,000,000	CAD 11,000,000
Current Asset derivatives | Currency risk related to purchases | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Current Assets, Notional amount	CAD 110,000,000	CAD 263,000,000
Current Assets, Fair value and carrying value	CAD 2,000,000	CAD 7,000,000
Rate | CAD / $	1.24	1.30
Current Asset derivatives | Currency risk related to purchases | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2017
Current Assets, Notional amount		CAD 8,000,000
Rate | CAD / $		1.28
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Current Assets, Notional amount	CAD 71,000,000	CAD 4,000,000
Current Assets, Fair value and carrying value	CAD 1,000,000
Rate | CAD / $	1.25	1.34
Current Asset derivatives | Other price risk arising from share-based compensation costs | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Current Assets, Notional amount	CAD 73,000,000	CAD 6,000,000
Current Assets, Fair value and carrying value	14,000,000	1,000,000
Price	CAD 40.91	CAD 41.00
Current Asset derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Current Assets, Notional amount	CAD 124,000,000	CAD 191,000,000
Current Assets, Fair value and carrying value	CAD 1,000,000	CAD 3,000,000
Rate | CAD / $	1.24	1.32
Other Long-Term Asset derivatives | Other price risk arising from share-based compensation costs | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2018
Price	CAD 45.46	CAD 40.77
Other Long-Term Assets, Notional amount	63,000,000	69,000,000
Other Long-Term Assets, Fair value and carrying value	6,000,000	6,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	CAD 33,000,000	CAD 12,000,000
Current Liabilities derivatives | Currency risk related to purchases | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Rate | CAD / $	1.30	1.38
Current Liabilities, Notional amount	CAD 376,000,000	CAD 69,000,000
Current Liabilities, Fair value and carrying value	CAD 14,000,000	CAD 2,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2017
Rate | CAD / $		1.34
Current Liabilities, Notional amount		CAD 124,000,000
Current Liabilities, Fair value and carrying value		CAD 5,000,000
Current Liabilities derivatives | Other price risk arising from share-based compensation costs | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2017
Price		CAD 45.76
Current Liabilities, Notional amount		65,000,000
Current Liabilities, Fair value and carrying value		CAD 3,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2017
Rate | CAD / $	1.28	1.35
Current Liabilities, Notional amount	CAD 1,036,000,000	CAD 422,000,000
Current Liabilities, Fair value and carrying value	CAD 18,000,000	CAD 2,000,000
Current Liabilities derivatives | Interest rate risk | HFH | GOC 2.14% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	-
Fixed interest rate	2.14%
Debt instrument term	10 years
Current Liabilities, Notional amount	CAD 300,000,000
Current Liabilities, Fair value and carrying value	CAD 1,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2027	2027
Rate | CAD / $	1.32	1.32
Other Long-Term Liabilities, Notional amount	CAD 1,910,000,000	CAD 1,036,000,000
Other Long-Term Liabilities, Fair value and carrying value	CAD 76,000,000	CAD 21,000,000